Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2016	Sep. 09, 2016	Dec. 31, 2015
Document Information [Line Items]
Entity Registrant Name	SYNTHESIS ENERGY SYSTEMS INC
Entity Central Index Key	0001375063
Trading Symbol	symx
Current Fiscal Year End Date	--06-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		86,983,996
Entity Public Float			$ 64.4
Document Type	8-K
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	false